UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Amendment No. 1 to FORM N-Q

Investment Company Act File No. 811-4119 Series No. S000002132

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Dated February 28, 2007

Pursuant to Section 30 of the Investment Company Act of 1940

T. Rowe Price High Yield Fund, Inc. (Exact name of registrant as specified in charter) 100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices) (Zip code)

Important information regarding this amendment:

Please be advised that this Form N-Q has been amended due to certain securities being inadvertently omitted from the T. Rowe Price High Yield Fund's Portfolio of Investments while formatting the filing for submission via EDGAR. We apologize for any confusion or inconvenience caused by this omission. If you need additional information, please contact Rebecca Williams, Financial Reporting Manager, at 410-345-7674.

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HIGH YIELD FUND
Unaudited		February 28, 2007
Portfolio of Investments †
(Amounts in $000s)	$ Par/Shares	Value

CORPORATE BONDS 83.3%
Aerospace & Defense 1.7%
BE Aerospace, 8.875%, 5/1/11	7,300	7,528
Continental Airlines, 8.75%, 12/1/11	14,045	14,098
Delta Airlines, 7.90%, 12/15/09 (1)	14,800	8,732
Gencorp, 9.50%, 8/15/13	17,102	18,107
L-3 Communications, 6.375%, 10/15/15	18,904	18,786
Moog, 6.25%, 1/15/15	8,880	8,780
Sequa, 9.00%, 8/1/09	1,250	1,322
Transdigm, 7.75%, 7/15/14	11,600	11,962
		89,315
Automotive 5.5%
Accuride, 8.50%, 2/1/15	9,670	9,815
Adesa, 7.625%, 6/15/12	9,414	9,532
American Axle & Manufacturing, 7.875%, 3/1/17	4,925	4,931
Autonation, 7.00%, 4/15/14	4,075	4,146
Autonation, VR, 7.36%, 4/15/13	4,915	5,007
Commercial Vehicle Group, 8.00%, 7/1/13	2,000	2,030
Cooper Standard Automotive, 8.375%, 12/15/14	15,475	12,844
Ford Motor Credit, VR, 9.81%, 4/15/12	77,850	84,264
General Motors, 7.125%, 7/15/13	4,510	4,285
General Motors, 7.20%, 1/15/11	22,625	22,003
General Motors, 7.70%, 4/15/16	2,425	2,310
General Motors, 8.375%, 7/15/33	40,375	37,397
Goodyear Tire & Rubber, 8.625%, 12/1/11 (2)	20,500	21,833
Goodyear Tire & Rubber, VR, 9.14%, 12/1/09 (2)	15,700	15,837
Insurance Auto Auctions, 11.00%, 4/1/13	7,575	8,522
Lear, 8.75%, 12/1/16	4,325	4,184
Tenneco Automotive, 8.625%, 11/15/14	24,150	25,358
UCI Holdings, PIK, 12.365%, 12/15/13 (2)	10,150	10,141
		284,439
Beverages 0.1%
Cott Beverages, 8.00%, 12/15/11	4,125	4,233
		4,233
Broadcasting 2.8%
Allbritton Communications, 7.75%, 12/15/12	21,767	22,420
Barrington Broadcasting, 10.50%, 8/15/14 (2)	9,475	9,925
Canadian Satellite Radio, 12.75%, 2/15/14	6,650	6,833
Fisher Communications, 8.625%, 9/15/14	1,950	2,082
Gray Communications, 9.25%, 12/15/11	13,725	14,325
Lamar Media Corp., 6.625%, 8/15/15	9,812	9,640
Nexstar Broadcasting, 7.00%, 1/15/14	7,816	7,523
Nexstar Finance Holdings, STEP, 0.00%, 4/1/13	15,400	14,591
Sinclair Broadcast Group, 8.00%, 3/15/12	25,695	26,530
Sirius Satellite Radio, 9.625%, 8/1/13	11,950	12,070
XM Satellite, 9.75%, 5/1/14	17,300	17,473
		143,412
Building & Real Estate 0.6%
Hovnanian Enterprises, 6.50%, 1/15/14	4,125	3,991
Hovnanian Enterprises, 7.75%, 5/15/13	1,500	1,519
KB Home, 6.25%, 6/15/15	13,300	12,768
Meritage Homes, 6.25%, 3/15/15	6,620	6,223
Mobile Mini, 9.50%, 7/1/13	4,255	4,563
		29,064
Building Products 1.1%
Associated Materials, 9.75%, 4/15/12	6,090	6,379
Associated Materials, STEP, 0.00%, 3/1/14	13,975	10,446
Collins & Aikman Floorcoverings, 9.75%, 2/15/10	11,300	11,611
Interface, 9.50%, 2/1/14	275	296
Interface, 10.375%, 2/1/10	12,560	13,973
Texas Industries, 7.25%, 7/15/13	12,070	12,493
		55,198
Cable Operators 1.4%
Charter Communication, 10.25%, 9/15/10	21,175	22,287
CSC Holdings, 7.25%, 7/15/08	5,000	5,063
Insight Midwest / Insight Capital, 9.75%, 10/1/09	1,880	1,913
Kabel Deutschland, 10.625%, 7/1/14	10,360	11,603
Mediacom Broadband, 8.50%, 10/15/15	2,275	2,329
Rainbow National Services, 8.75%, 9/1/12 (2)	3,377	3,588
Rogers Cable, 6.75%, 3/15/15	8,175	8,563
Shaw Communications, 8.25%, 4/11/10	3,819	4,077
Videotron, 6.375%, 12/15/15	4,400	4,312
Videotron, 6.875%, 1/15/14	8,800	8,910
		72,645
Chemicals 2.7%
Crystal U.S. Holdings, 9.625%, 6/15/14	10,570	11,680
Hercules, 6.75%, 10/15/29 (Tender 4/15/14)	7,460	7,451
Hexion US Finance/Nova Scotia, 9.75%, 11/15/14 (2)	19,825	21,114
Hexion US Finance/Nova Scotia, VR, 9.86%, 11/15/14 (2)	4,900	5,059
Huntsman International, 7.875%, 11/15/14 (2)	21,250	21,887
INEOS Group Holdings, 8.50%, 2/15/16 (2)	16,725	16,265
Invista, 9.25%, 5/1/12 (2)	16,320	17,462
KI Holdings, STEP, 0.00% , 11/15/14	5,800	4,858
Koppers Industry, 9.875%, 10/15/13	8,704	9,498
Nell AF SARL, 8.375%, 8/15/15 (2)	11,600	12,325
Rockwood Specialties, 10.625%, 5/15/11	2,266	2,399
Terra Capital, 7.00%, 2/1/17 (2)	10,125	10,087
		140,085
Consumer Products 2.7%
AAC Group, STEP, 0.00%, 10/1/12	7,450	6,705
Acco Brands, 7.625%, 8/15/15	8,950	8,961
American Achievement Group, PIK, 14.75%, 10/1/12	7,458	7,983
American Greetings, 7.375%, 6/1/16	2,975	3,072
Chattem, 7.00%, 3/1/14	4,250	4,245
Couche-Tard, 7.50%, 12/15/13	11,464	11,751
FTD, 7.75%, 2/15/14	13,678	13,678
Jostens, STEP, 0.00%, 12/1/13	23,075	21,056
Jostens IH, 7.625%, 10/1/12	9,025	9,183
K2, 7.375%, 7/1/14	7,700	7,787
Pantry, 7.75%, 2/15/14	10,075	10,100
Sealy Mattress, 8.25%, 6/15/14	11,465	12,095
Simmons, 7.875%, 1/15/14	6,875	7,098
Simmons, STEP, 0.00%, 12/15/14	12,855	10,670
Susser, 10.625%, 12/15/13	4,505	4,978
		139,362
Container 1.6%
AEP Industries, 7.875%, 3/15/13	8,220	8,364
Ball, 6.875%, 12/15/12	5,643	5,756
Berry Plastics, 8.875%, 9/15/14	12,500	12,937
Berry Plastics, VR, 9.235%, 9/15/14	4,650	4,789
BWAY, STEP, 10.00%, 10/15/10	8,580	8,988
Covalence Specialty Materials, 10.25%, 3/1/16 (2)	7,040	6,688
Graham Packaging, 8.50%, 10/15/12	4,300	4,365
Owens Brockway Glass Container, 8.25%, 5/15/13	9,200	9,614
Owens Brockway Glass Container, 8.75%, 11/15/12	11,875	12,558
Owens Brockway Glass Container, 8.875%, 2/15/09	5,000	5,100
Owens-Illinois, 7.35%, 5/15/08	2,650	2,673
Plastipak Holdings, 8.50%, 12/15/15 (2)	2,450	2,609
Silgan, 6.75%, 11/15/13	1,063	1,063
		85,504
Energy 5.8%
Amerigas Partners, 7.125%, 5/20/16	8,850	8,916
Amerigas Partners, 7.25%, 5/20/15	15,760	16,036
Atlas Pipeline Partners, 8.125%, 12/15/15	6,950	7,193
Chaparral Energy, 8.50%, 12/1/15	12,954	13,019
CHC Helicopter, 7.375%, 5/1/14	13,435	13,233
Chesapeake Energy, 6.50%, 8/15/17	32,555	32,067
Chesapeake Energy, 6.875%, 11/15/20	4,550	4,539
Compagnie Generale de Geophysique, 7.50%, 5/15/15	2,950	3,016
Compagnie Generale de Geophysique, 7.75%, 5/15/17	15,450	15,991
Compton Pete Fin., 7.625%, 12/1/13	16,695	16,486
Copano Energy, 8.125%, 3/1/16	10,000	10,350
Denbury Resources, 7.50%, 4/1/13	7,540	7,597
Denbury Resources, 7.50%, 12/15/15	10,550	10,656
Encore Acquisition, 7.25%, 12/1/17	12,165	11,800
Ferrellgas Partners, 8.75%, 6/15/12	13,270	13,768
Forest Oil, 8.00%, 12/15/11	4,425	4,624
Hanover Compressor, 7.50%, 4/15/13	8,875	9,086
Hanover Compressor, 9.00%, 6/1/14	4,325	4,660
Hilcorp Energy, 7.75%, 11/1/15 (2)	14,025	14,078
Offshore Logistics, 6.125%, 6/15/13	11,725	11,109
Petrohawk Energy, 9.125%, 7/15/13	12,400	13,175
Range Resources, 6.375%, 3/15/15	8,590	8,418
Range Resources, 7.375%, 7/15/13	205	209
Range Resources, 7.50%, 5/15/16	9,175	9,427
Stallion Oilfield, 9.75%, 2/1/15 (2)	12,200	12,749
Stewart & Stevenson, 10.00%, 7/15/14 (2)	10,500	11,038
Stone Energy, VR, 8.11%, 7/15/10 (2)	10,850	10,850
Williams Clayton Energy, 7.75%, 8/1/13	9,073	8,619
		302,709
Entertainment & Leisure 1.8%
AMC Entertainment, 8.00%, 3/1/14	1,307	1,340
AMC Entertainment, 11.00%, 2/1/16	22,900	26,020
AMF Bowling Worldwide, 10.00%, 3/1/10	8,175	8,574
Cinemark, STEP, 0.00%, 3/15/14	29,130	26,071
Cinemark USA, 9.00%, 2/1/13	9,192	9,789
Festival Fun Park, 10.875%, 4/15/14	5,205	5,407
Speedway Motorsports, 6.75%, 6/1/13	9,160	9,229
Universal City Development Partners, 11.75%, 4/1/10	8,600	9,148
		95,578
Financial 1.9%
B.F. Saul Real Estate, 7.50%, 3/1/14	6,675	6,792
FBOP Capital Trust II, 10.00%, 1/15/09 (2)	4,200	4,476
General Motors Acceptance Corp., 6.875%, 8/28/12	48,800	49,406
General Motors Acceptance Corp., VR, 7.569%, 12/1/14	25,825	26,537
Leucadia National, 7.00%, 8/15/13	12,700	12,795
		100,006
Food/Tobacco 1.2%
B & G Foods, 8.00%, 10/1/11	10,109	10,235
Del Monte, 8.625%, 12/15/12	12,471	13,094
Nutro Products, 10.75%, 4/15/14 (2)	10,225	11,222
Nutro Products, VR, 9.40%, 10/15/13 (2)	5,905	6,119
Reynolds American, 7.25%, 6/1/13	13,975	14,709
Reynolds American, 7.625%, 6/1/16	8,750	9,494
		64,873
Forest Products 3.8%
Abitibi Consolidated, 8.55%, 8/1/10	4,275	4,393
Abitibi-Consolidated of Canada, 8.375%, 4/1/15	5,150	5,008
Boise Cascade, 7.125%, 10/15/14	13,670	13,499
Bowater Canada Finance, 7.95%, 11/15/11	2,725	2,739
Domtar, 5.375%, 12/1/13	3,925	3,631
Domtar, 7.125%, 8/15/15	7,675	7,704
Domtar, 7.875%, 10/15/11	6,900	7,297
Domtar, 9.50%, 8/1/16	1,300	1,440
Georgia Pacific, 7.00%, 1/15/15 (2)	16,000	16,000
Georgia Pacific, 7.125%, 1/15/17 (2)	18,475	18,475
Georgia Pacific, 7.70%, 6/15/15	4,925	5,060
Georgia Pacific, 8.125%, 5/15/11	6,591	6,953
Graphic Packaging International, 8.50%, 8/15/11	7,390	7,667
Graphic Packaging International, 9.50%, 8/15/13	2,575	2,742
Jefferson Smurfit, 7.75%, 4/1/15	10,875	11,147
Jefferson Smurfit, 8.25%, 10/1/12	7,575	7,707
MDP Acquisitions, 9.625%, 10/1/12	13,795	14,692
NewPage, 10.00%, 5/1/12	1,285	1,401
NewPage, 12.00%, 5/1/13	9,150	9,973
NewPage, VR, 11.61%, 5/1/12	6,975	7,603
Norske Skog, 7.375%, 3/1/14	9,597	9,501
Stone Container, 8.375%, 7/1/12	7,500	7,631
Stone Container Finance of Canada, 7.375%, 7/15/14	7,800	7,722
Verso Paper, 9.125%, 8/1/14 (2)	4,675	4,909
Verso Paper, 11.375%, 8/1/16 (2)	10,750	11,422
Verso Paper, VR, 9.11%, 8/1/14 (2)	2,425	2,516
		198,832
Gaming 2.3%
American Casino & Entertainment, 7.85%, 2/1/12	11,910	12,282
Boyd Gaming, 8.75%, 4/15/12	1,650	1,728
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	13,575	14,050
Chukchansi Economic Development Authority
VR, 8.877%, 11/15/12 (2)	6,275	6,448
Global Cash Access, 8.75%, 3/15/12	12,118	12,754
Little Traverse Bay Bands, 10.25%, 2/15/14 (2)	6,500	6,663
MGM Mirage, 6.625%, 7/15/15	6,150	5,919
MGM Mirage, 8.50%, 9/15/10	8,901	9,546
MTR Gaming, 9.00%, 6/1/12	2,975	3,094
Pinnacle Entertainment, 8.25%, 3/15/12	1,300	1,336
Pokagon Gaming Authority, 10.375%, 6/15/14 (2)	15,275	16,879
Poster Financial Group, 8.75%, 12/1/11	11,950	12,428
Trump Entertainment Resorts, 8.50%, 6/1/15	9,280	9,268
Tunica-Biloxi Gaming Auth., 9.00%, 11/15/15 (2)	6,475	6,864
		119,259
Health Care 4.4%
Biovail, 7.875%, 4/1/10	7,515	7,663
Community Health, 6.50%, 12/15/12	10,421	10,525
Concentra Operating, 9.125%, 6/1/12	7,250	7,712
Concentra Operating, 9.50%, 8/15/10	7,375	7,799
CRC Health, 10.75%, 2/1/16	7,475	8,223
Davita, 6.625%, 3/15/13	7,800	7,800
Davita, 7.25%, 3/15/15	10,650	10,730
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	8,400	8,547
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	1,295	1,373
Genesis Healthcare, 8.00%, 10/15/13	9,810	10,386
HCA, 8.75%, 9/1/10	23,919	25,085
HCA, 9.25%, 11/15/16 (2)	30,675	32,822
Invacare, 9.75%, 2/15/15 (2)	10,550	10,722
Omnicare, 6.75%, 12/15/13	4,200	4,169
Omnicare, 6.875%, 12/15/15	5,490	5,490
Team Health, 11.25%, 12/1/13	8,425	8,888
Triad Hospitals, 7.00%, 11/15/13	11,685	12,182
US Oncology, 9.00%, 8/15/12	5,705	6,047
US Oncology, 10.75%, 8/15/14	3,425	3,810
Vanguard Health, 9.00%, 10/1/14	18,865	19,431
Vanguard Health, STEP, 0.00%, 10/1/15	5,000	4,088
Ventas Realty, 6.50%, 6/1/16	5,675	5,703
VWR International, 8.00%, 4/15/14	8,625	8,851
Warner Chilcott, STEP, 8.75%, 2/1/15	1,868	1,957
		230,003
Information Technology 4.6%
Celestica, 7.875%, 7/1/11	10,450	10,345
Conexant Systems, VR, 9.11%, 11/15/10 (2)	9,250	9,527
Flextronics, 6.25%, 11/15/14	6,550	6,353
Freescale Semiconductor, 10.125%, 12/15/16 (2)	30,145	30,748
Freescale Semiconductor, VR, 9.244%, 12/15/14 (2)	20,200	20,503
Lucent Technologies, 6.45%, 3/15/29	3,625	3,299
Lucent Technologies, 6.50%, 1/15/28	8,550	7,738
Nortel Networks, VR, 9.61%, 7/15/11 (2)	21,375	22,925
NXP Semiconductors, 9.50%, 10/15/15 (2)	26,525	27,387
NXP Semiconductors, VR, 8.11%, 10/15/13 (2)	9,275	9,484
Serena Software, 10.375%, 3/15/16	4,550	4,948
Spansion, 11.25%, 1/15/16 (2)	6,352	6,765
SS&C Technologies, 11.75%, 12/1/13	3,825	4,250
STATS ChipPAC, 6.75%, 11/15/11	3,800	3,771
SunGard Data, 9.125%, 8/15/13	20,700	22,149
SunGard Data, VR, 9.90%, 8/15/13	6,674	6,958
UGS, PIK, 10.00%, 6/1/12	11,495	12,573
UGS Capital Corp. II, VR, 10.348%, 6/1/11 (2)	13,787	13,752
Unisys, 6.875%, 3/15/10	5,275	5,301
Unisys, 7.875%, 4/1/08	6,215	6,215
Unisys, 8.00%, 10/15/12	2,575	2,601
Xerox, 6.40%, 3/15/16	1,087	1,124
		238,716
Lodging 1.1%
Felcor Lodging, STEP, 8.50%, 6/1/11	7,409	7,928
Host Marriott, 6.375%, 3/15/15	3,450	3,407
Host Marriott, 6.75%, 6/1/16	35,505	35,460
Host Marriott, 7.125%, 11/1/13	7,700	7,864
		54,659
Manufacturing 2.7%
AGY, 11.00%, 11/15/14 (2)	7,375	7,633
Baldor Electric, 8.625%, 2/15/17	7,775	8,164
Bombardier, 6.75%, 5/1/12 (2)	11,500	11,514
Case New Holland, 9.25%, 8/1/11	5,000	5,281
Columbus McKinnon, 8.875%, 11/1/13	13,125	13,978
Esco Corp., 8.625%, 12/15/13 (2)	9,450	9,993
Esco Corp., VR, 9.235%, 12/15/13 (2)	5,225	5,421
General Cable, 9.50%, 11/15/10	11,670	12,400
Hawk, 8.75%, 11/1/14	3,810	3,820
Invensys, 9.875%, 3/15/11 (2)	11,453	12,369
Rexnord, 9.50%, 8/1/14 (2)	32,050	33,773
Rexnord, 11.75%, 8/1/16 (2)	3,600	3,933
Superior Essex, 9.00%, 4/15/12	6,525	6,737
Terex, 7.375%, 1/15/14	3,575	3,700
		138,716
Metals & Mining 2.1%
Aleris International, 10.00%, 12/15/16 (2)	10,000	10,500
Alpha Natural Resources, STEP, 10.00%, 6/1/12	10,630	11,507
Arch Western Finance, STEP, 6.75%, 7/1/13	11,675	11,500
Century Alumunium, 7.50%, 8/15/14	5,350	5,510
Foundation Coal Holdings, 7.25%, 8/1/14	14,365	14,616
Gerdau Ameristeel, 10.375%, 7/15/11	60	64
Gibraltar, VR, 8.00%, 12/1/15	13,925	14,064
Indalex Holding, 11.50%, 2/1/14 (2)	5,715	6,058
Metals USA, 11.125%, 12/1/15	7,640	8,490
Novelis, 7.25%, 2/15/15	10,200	10,608
Peabody Energy, 7.375%, 11/1/16	6,675	6,992
Tube City IMS, 9.75%, 2/1/15 (2)	8,550	8,935
		108,844
Other Telecommunications 5.3%
Broadview Networks, 11.375%, 9/1/12 (2)	6,575	6,969
Citizens Communications, 6.25%, 1/15/13	6,075	6,071
Citizens Communications, 7.875%, 1/15/27 (2)	13,375	13,977
Citizens Communications, 9.00%, 8/15/31	32,954	36,579
GCI, 7.25%, 2/15/14	11,650	11,766
Level 3 Communications, 9.25%, 11/1/14 (2)	27,700	28,462
Nordic Telephone, 8.25%, 5/1/16 (EUR) (2)	3,910	5,729
Nordic Telephone, 8.875%, 5/1/16 (2)	31,425	33,939
Qwest, 7.50%, 10/1/14	28,775	30,358
Qwest, 7.875%, 9/1/11	14,090	15,006
Qwest, STEP, 8.875%, 3/15/12	14,735	16,393
Qwest, VR, 8.61%, 6/15/13	5,550	6,049
Time Warner Telecom Holdings, 9.25%, 2/15/14	1,400	1,516
Valor Telecommunications, 7.75%, 2/15/15	6,500	7,052
Windstream, 8.625%, 8/1/16	53,175	58,227
		278,093
Publishing 4.7%
Advanstar, STEP, 15.00%, 10/15/11	7,975	8,294
Advanstar Communications, 10.75%, 8/15/10	15,375	16,509
Affinity Group, 9.00%, 2/15/12	7,860	8,076
Affinity Group, PIK, 10.875%, 2/15/12	4,762	4,467
CanWest Media, 8.00%, 9/15/12	13,728	14,071
Dex Media, STEP, 0.00%, 11/15/13	925	856
Dex Media East, 12.125%, 11/15/12	9,714	10,625
Haights Cross Communications, STEP, 0.00% , 8/15/11	5,330	3,784
Haights Cross Operating, 11.75%, 8/15/11	10,160	10,655
Idearc, 8.00%, 11/15/16 (2)	57,450	59,748
Lighthouse International, 8.00%, 4/30/14 (EUR) (2)	12,875	18,418
MediaNews Group, 6.375%, 4/1/14	2,660	2,381
MediaNews Group, 6.875%, 10/1/13	9,375	8,766
Morris Publishing, 7.00%, 8/1/13	12,010	11,620
Quebecor World, 6.125%, 11/15/13	8,320	7,717
Quebecor World, 9.75%, 1/15/15 (2)	7,400	7,825
R.H. Donnelley Finance, 8.875%, 1/15/16	20,350	21,622
R.H. Donnelley Finance, 10.875%, 12/15/12	16,300	17,685
Valassis Communication, 8.25%, 3/1/15 (2)	12,925	12,893
		246,012
Restaurants 0.5%
O' Charleys, 9.00%, 11/1/13	9,490	10,012
Real Mex Restaurants, STEP, 10.25%, 4/1/10	4,475	4,699
Restaurant, 10.00%, 10/1/13	10,875	10,576
		25,287
Retail 2.4%
Bon-Ton Department Stores, 10.25%, 3/15/14	12,750	13,483
General Nutrition, 8.50%, 12/1/10	7,200	7,623
General Nutrition, 8.625%, 1/15/11	1,525	1,624
GSC Holdings, 8.00%, 10/1/12	23,925	25,361
Leslies Poolmart, 7.75%, 2/1/13	13,360	13,561
Nebraska Book, 8.625%, 3/15/12	20,195	20,321
Payless Shoesource, 8.25%, 8/1/13	950	988
Rafaella Apparel Group, 11.25%, 6/15/11 (2)	10,056	10,307
Sally Holdings, 9.25%, 11/15/14 (2)	11,125	11,514
Yankee Acquisition, 8.50%, 2/15/15 (2)	14,300	14,872
Yankee Acquisition, 9.75%, 2/15/17 (2)	2,450	2,554
		122,208
Satellites 1.1%
DIRECTV Holdings, 8.375%, 3/15/13	19,093	20,239
Echostar DBS, 6.625%, 10/1/14	18,000	18,135
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	6,525	6,802
Panamsat, 9.00%, 8/15/14	11,601	12,558
		57,734
Services 5.8%
Allied Waste, 6.875%, 6/1/17	4,625	4,596
Allied Waste, 7.875%, 4/15/13	7,175	7,462
Allied Waste, 8.50%, 12/1/08	11,050	11,616
Allied Waste, 9.25%, 9/1/12	4,779	5,054
Aramark, VR, 8.86%, 2/1/15 (2)	23,125	23,934
Broder Brothers, 11.25%, 10/15/10	6,375	6,470
Casella Waste, 9.75%, 2/1/13	17,085	18,153
Dycom Investment, 8.125%, 10/15/15	7,900	8,176
Education Management, 10.25%, 6/1/16	27,700	30,158
FTI Consulting, 7.625%, 6/15/13	9,815	10,220
FTI Consulting, 7.75%, 10/1/16	7,850	8,272
H & E Equipment Services, 8.375%, 7/15/16	11,025	11,769
Hertz, 8.875%, 1/1/14	9,400	10,117
Hertz, 10.50%, 1/1/16	3,425	3,922
Ikon Office Solutions, 7.75%, 9/15/15	9,945	10,467
Interline Brands, 8.125%, 6/15/14	7,275	7,539
iPayment, 9.75%, 5/15/14	14,325	14,755
iPayment, PIK, 12.75%, 7/15/14 (2)	11,477	11,417
Mac-Gray, 7.625%, 8/15/15	6,950	7,124
Mobile Services, 9.75%, 8/1/14 (2)	10,800	11,529
Neff Rental, 11.25%, 6/15/12	11,010	12,317
Rental Services, 9.50%, 12/1/14 (2)	13,325	14,308
Sunstate Equipment, 10.50%, 4/1/13 (2)	9,700	10,476
Travelport, 11.875%, 9/1/16 (2)	18,525	20,563
Travelport, VR, 9.994%, 9/1/14 (2)	1,225	1,271
West Corporation, 11.00%, 10/15/16 (2)	20,500	22,089
		303,774
Supermarkets 0.2%
Pathmark Stores, 8.75%, 2/1/12	10,975	11,304
		11,304
Transportation 0.3%
American Railcar, 7.50%, 3/1/14 (2)	11,875	12,142
TFM, 9.375%, 5/1/12	4,675	5,003
		17,145
Utilities 6.6%
AES, 7.75%, 3/1/14	3,525	3,701
AES, 8.875%, 2/15/11	12,937	13,875
AES, 9.00%, 5/15/15 (2)	13,000	13,926
AES, 9.375%, 9/15/10	9,463	10,315
Allegheny Energy Supply, 7.80%, 3/15/11	6,950	7,436
Allegheny Energy Supply, STEP, 8.25%, 4/15/12 (2)	1,575	1,731
CMS Energy, 8.50%, 4/15/11	1,750	1,914
Colorado Interstate Gas, 5.95%, 3/15/15	3,950	3,970
Colorado Interstate Gas, 6.80%, 11/15/15	17,425	18,514
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	7,750	7,905
Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)	19,340	20,911
Mirant, 7.375%, 12/31/13	41,000	42,179
Mirant Americas Generation, 8.30%, 5/1/11	19,130	19,608
Mission Energy, 13.50%, 7/15/08	14,400	15,768
NRG Energy, 7.25%, 2/1/14	6,525	6,639
NRG Energy, 7.375%, 2/1/16	45,075	45,976
Orion Power, 12.00%, 5/1/10	13,657	15,706
Reliant Energy, 6.75%, 12/15/14	5,025	5,213
Reliant Resources, 9.50%, 7/15/13	3,725	4,014
Sierra Pacific Resources, 7.803%, 6/15/12	4,425	4,602
Sierra Pacific Resources, 8.625%, 3/15/14	24,545	26,601
Southern Natural Gas, 8.875%, 3/15/10	10,615	11,093
UtiliCorp, 7.75%, 6/15/11	7,632	8,185
Williams Companies, 7.50%, 1/15/31	5,325	5,605
Williams Companies, 7.625%, 7/15/19	2,015	2,186
Williams Companies, 7.75%, 6/15/31	3,700	3,927
Williams Companies, STEP, 8.125%, 3/15/12	12,925	14,040
Williams Companies, STEP, 8.75%, 3/15/32	6,175	7,078
		342,618
Wireless Communications 4.5%
American Tower, 7.125%, 10/15/12	9,575	9,862
American Tower, 7.25%, 12/1/11	1,615	1,667
American Tower, 7.50%, 5/1/12	1,300	1,345
Centennial Communications, 10.00%, 1/1/13	4,250	4,590
Centennial Communications, 10.125%, 6/15/13	14,200	15,354
Cricket Communications, 9.375%, 11/1/14 (2)	17,175	18,205
Digicel, 9.25%, 9/1/12 (2)	14,025	15,042
Dobson Cellular Systems, 9.875%, 11/1/12	8,525	9,271
Dobson Communications, 8.875%, 10/1/13	10,525	10,867
Hellas Telecommunications, VR, 11.115%, 1/15/15 (2)	14,875	15,396
Horizon PCS, 11.375%, 7/15/12	5,100	5,661
IPCS, 11.50%, 5/1/12	11,025	12,127
MetroPCS Wireless, 9.25%, 11/1/14 (2)	27,175	28,602
Rogers Wireless, 6.375%, 3/1/14	10,815	11,139
Rogers Wireless, 7.50%, 3/15/15	2,000	2,190
Rogers Wireless, 8.00%, 12/15/12	31,275	33,308
Rogers Wireless, 9.625%, 5/1/11	2,362	2,693
Rural Cellular, 9.875%, 2/1/10	6,000	6,345
Rural Cellular, VR, 11.11%, 11/1/12	3,775	3,945
Syniverse Technologies, 7.75%, 8/15/13	9,975	10,125
Wind Acquisition, 10.75%, 12/1/15 (2)	14,775	17,121
		234,855

Total Corporate Bonds (Cost $4,228,865)		4,334,482
BANK DEBT 6.0%
Automotive 0.1%
Goodyear, VR, 8.89%, 3/1/11 (3)	5,000	5,061
		5,061
Cable Operators 0.5%
Charter Community Operating, VR, 7.985%, 4/28/13 (3)	23,500	23,647
		23,647
Chemicals 0.1%
Lyondell Chemical, VR, 7.11%, 10/13/13 (3)	6,468	6,508
		6,508
Consumer Products 0.5%
Eastman Kodak, VR, 7.57%, 10/18/12 (3)	16,012	16,045
Simmons, VR, 10.61%, 2/15/12 (3)	8,000	7,940
Town Sports International, VR, 7.01%, 3/1/14 (3)	2,250	2,258
		26,243
Container 0.1%
Covalence Specialty Materials, VR, 8.625%, 8/16/13 (3)	4,500	4,506
		4,506
Energy 0.5%
Sandridge Energy, VR, 10.191%, 11/30/07 (3)	28,500	28,643
		28,643
Forest Products 0.3%
Koch Forest, VR, 7.274%, 2/17/13 (3)	13,410	13,531
		13,531
Gaming 0.5%
Lakes Gaming, VR, 11.615%, 6/21/10 (3)	15,500	15,655
Pokagon Gaming Auth., VR, 9.00%, 8/15/12 (3)	10,000	9,825
		25,480
Information Technology 1.0%
Freescale Semiconductor, VR, 7.119%, 12/15/14 (3)	26,000	26,191
Information Global Solutions, VR, 9.12%, 7/28/12 (3)	19,713	19,853
Sanmina-SCI, VR, 7.82%, 1/31/08 (3)	8,300	8,336
		54,380
Metals & Mining 0.3%
Euramax International, VR, 12.36%, 6/7/13 (3)	15,500	15,616
		15,616
Other Telecommunications 0.1%
Qwest, VR, 6.95%, 6/30/10 (3)	4,250	4,341
		4,341
Publishing 0.1%
Penton Media, VR, 7.61%, 2/1/13 (3)	5,500	5,548
		5,548
Services 0.8%
Aramark, VR, 7.485%, 1/26/17 (3)	12,500	12,622
Education Management, VR, 7.375%, 6/1/13 (3)	3,483	3,511
Rental Services, VR, 8.857%, 11/27/13 (3)	15,750	16,032
Vanguard Financial, VR, 8.352%, 6/9/13 (3)	9,313	9,396
		41,561
Utilities 0.4%
NRG Energy, VR, 7.364%, 2/1/13 (3)	18,911	19,089
		19,089
Wireless Communications 0.7%
MetroPCS Wireless, VR, 7.61%, 11/3/13 (3)	25,750	25,995
Wind Acquisition, VR, 12.61%, 12/7/11 (3)	12,000	12,330
		38,325
Total Bank Debt (Cost $310,629)		312,479
CONVERTIBLE BONDS 1.3%
Broadcasting 0.4%
Lamar Advertising Company, 2.875%, 12/31/10	14,450	19,494
Lin Television, 2.50%, 5/15/33 (Tender 5/15/08)	2,022	1,943
		21,437
Cable Operators 0.3%
Liberty Media, 4.00%, 11/15/29	20,600	13,979
		13,979
Information Technology 0.2%
Conexant Systems, 4.00%, 3/1/26 (Tender 3/1/11)	5,050	4,558
Juniper Networks, Zero Coupon, 6/15/08	8,425	9,139
		13,697
Other Telecommunications 0.1%
Level 3 Communications, 6.00%, 9/15/09	2,494	2,430
Level 3 Communications, 6.00%, 3/15/10	2,431	2,342
		4,772
Wireless Communications 0.3%
American Tower, 3.00%, 8/15/12	7,825	15,414
		15,414
Total Convertible Bonds (Cost $59,089)		69,299
COMMON STOCKS 3.3%
Broadcasting 0.1%
Time Warner	2	46
XM Satellite Radio Holdings, Class A (4)	323	4,640
		4,686
Cable Operators 0.4%
BT Acquisition (3)(4)	10	-
Cablevision, Class A (4)	786	23,141
		23,141
Consumer Products 0.0%
Mattress Discounters, Warrants, 7/15/07 (4)	4	-
		-
Entertainment & Leisure 0.3%
Regal Entertainment Group, Class A	829	17,711
		17,711
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (2)(4)	4	61
		61
Gaming 0.3%
Lakes Entertainment (4)	564	5,023
MTR Gaming Group (4)	574	7,512
Progressive Gaming International (4)	36	292
		12,827
Oil, Gas & Consumable Fuels 0.2%
Foundation Coal Holdings	370	12,172
		12,172
Other Telecommunications 0.3%
Citizens Communications	487	7,338
KMC Telecom, Warrants, 1/31/08 (2)(4)	5	-
Windstream	504	7,579
		14,917
Satellites 0.4%
GeoEye (3)	109	1,979
GeoEye, Warrant, 3/31/10 (4)	20	263
Loral Space & Communications (4)	363	16,904
		19,146
Supermarkets 0.0%
Pathmark Stores (3)	23	262
Pathmark Stores, Warrants, 9/19/10 (4)	35	7
		269
Utilities 0.4%
Reliant Resources	507	8,568
SW Acquisition LP (4)	-	-
Williams Companies	375	10,105
		18,673
Wireless Communications 0.9%
Crown Castle International (4)	395	12,956
IPCS, Warrants, 7/15/10 (2)	9	-
Rogers Communications, Class B	738	24,088
Telus	193	9,134
Ubiquitel Operating, Warrants, 4/15/10 (2)(4)	18	-
		46,178
Total Common Stocks (Cost $155,798)		169,781
PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting	8	8,641
		8,641
Satellites 0.1%
Loral Skynet	20	4,021
Pegasus Satellite (4)	9	-
		4,021
Textiles & Apparel 0.0%
Anvil Holdings (4)	273	273
		273
Total Preferred Stocks (Cost $27,409)		12,935
CONVERTIBLE PREFERRED STOCKS 1.4%
Automotive 0.7%
General Motors, Series B	1,721	36,540
		36,540
Information Technology 0.4%
Lucent Technologies	19	19,214
		19,214
Utilities 0.3%
NRG Energy (2)	4	7,428
NRG Energy	4	7,210
		14,638
Total Convertible Preferred Stocks (Cost $61,825)		70,392
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Reserve Investment Fund, 5.37% (5)(6)	236,068	236,068
Total Short-Term Investments (Cost $236,068)		236,068
Total Investments in Securities
100.1% of Net Assets (Cost $5,079,683)		$5,205,436

†	Denominated in U.S. dollars unless otherwise noted
(1)	In default with respect to payment of interest
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,116,790 and represents 21.5% of net assets.
(3)	Restricted security
(4)	Non-income producing
(5)	Seven-day yield
(6)	Affiliated company - see Note 4
EUR	Euro
PIK	Payment-in-kind
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%
Credit Default Swaps 0.0%
Morgan Stanley, Protection Bought (Relevant Credit:
DaimlerChrysler, 7.75%, 1/18/11), Pay 0.53%
Pay upon credit default, 3/20/12	(18,000)	(97)
Total Swaps (Premium Paid $-)		(97)

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $312,479 and represents 6.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Aramark, VR, 7.485%, 1/26/17	1/19/07	$12,500
BT Acquisition	12/23/86	81
Charter Community Operating, VR, 7.985%, 4/28/13	4/25/06	23,500
Covalence Specialty Materials, VR, 8.625%, 8/16/13	2/8/06	4,500
Eastman Kodak, VR, 7.57%, 10/18/12	10/14/05	8,984
Education Management, VR, 7.375%, 6/1/13	5/23/06	3,500
Euramax International, VR, 12.36%, 6/7/13	6/28/05-1/27/06	15,393
Freescale Semiconductor, VR, 7.119%, 12/15/14	11/28/06	25,935
Goodyear, VR, 8.89%, 3/1/11	7/17/06-7/26/06	5,000
Information Global Solutions, VR, 9.12%, 7/28/12	7/25/06-7/26/06	14,750
Koch Forest, VR, 7.274%, 2/17/13	2/13/06	9,000
Lakes Gaming, VR, 11.615%, 6/21/10	6/7/06	15,500
Lyondell Chemical, VR, 7.11%, 10/13/13	9/28/06	6,467
MetroPCS Wireless, VR, 7.61%, 11/3/13	2/21/07	2,025
NRG Energy, VR, 7.364%, 2/1/13	3/27/06-3/28/06	21,421
Penton Media, VR, 7.61%, 2/1/13	2/6/07	5,500
Pokagon Gaming Auth., VR, 9.00%, 8/15/12	2/27/07	9,800
Qwest, VR, 6.95%, 6/30/10	6/5/03	4,180
Rental Services, VR, 8.857%, 11/27/13	11/21/06-1/5/07	15,874
Sandridge Energy, VR, 10.191%, 11/30/07	11/20/06	28,500
Sanmina-SCI, VR, 7.82%, 1/31/08	10/19/06	8,300
Simmons, VR, 10.61%, 2/15/12	2/2/07	7,920
Town Sports International, VR, 7.01%, 3/1/14	2/27/07	2,250
Vanguard Financial, VR, 8.352%, 6/9/13	6/8/06	12,500
Wind Acquisition, VR, 12.61%, 12/7/11	12/18/06-12/19/06	12,210
Totals		$275,590

The fund has registration rights for certain restricted securities held as of February 28, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price High Yield Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $5,094,155,000. Net unrealized gain aggregated $111,184,000 at period-end, of which $177,686,000 related to appreciated investments and $66,502,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $5,976,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $236,068,000 and $141,423,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 27, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 27, 2007